SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Detailed information of common shares issued and outstanding [text block]
(a) No par value common shares issued
Number of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
No par value common shares issued
Balance at December 31, 2015	509,469	2,841.0
Exercise of options and vested performance share units	3,827	16.3
Issuance of shares under First Nations agreements and land purchases	329	1.3
Acquisition of Bayfield Ventures Corp.	84	0.4
Balance at December 31, 2016	513,709	2,859.0
Issuance of common shares on equity offering(1)	61,740	166.6
Issuance of common shares under First Nations agreements	2,767	9.5
Exercise of options and vested performance share units (i)	420	1.4
Balance at December 31, 2017	578,636	3,036.5
1.
On March 10, 2017, the Company closed a bought deal financing and related agreements and issued 61.7 million common shares at a price of $2.80 per share. Proceeds of $172.9 million are included within equity net of equity issuance costs of $8.2 million and the associated deferred tax recovery of $1.9 million.

Disclosure of share-based payment arrangements [text block]
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Share-based payment expenses
Stock option expense (i)	2.6	3.6
Performance share unit expense (ii)	1.4	3.5
Restricted share unit expense(1)(iii)	1.2	2.7
Deferred share unit expense (iv)	1.0	0.7
Common shares issued under First Nations agreements(2)	2.1	-
Total share-based payment expenses	8.3	10.5
1.
For the year ended December 31, 2017, $1.1 million (2016 - $2.2 million) of restricted share unit expense and $2.1 million (2016 – nil) of common shares issued under First Nations agreements expense was recognized in operating expenses.

2.
For the years ended December 31, 2017 and 2016, common shares issued under First Nations agreements prior to the commencement of commercial production at Rainy River have been capitalized to mining interests.

Disclosure of number and weighted average exercise prices of share options [text block]
The following table presents changes in the Plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
Changes to the plan
Balance at December 31, 2015	16,998	5.76
Granted	2,676	4.42
Exercised	(3,626)	3.49
Forfeited	(1,014)	8.16
Expired	(179)	10.74
Balance at December 31, 2016	14,855	5.84
Granted	1,957	3.88
Exercised	(235)	3.31
Forfeited	(985)	5.01
Expired	(2,505)	8.87
Balance at December 31, 2017	13,087	5.08

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The Company had the following weighted average assumptions in the Black-Scholes option-pricing model:

	Year ended December 31
	2017	2016
Grant price	C$3.88	C$4.44
Expected dividend yield	-	-
Expected volatility	54.2%	49.8%
Risk-free interest rate	1.57%	1.37%
Expected life of options	4.4 years	3.7 years
Fair value	C$1.69	C$1.67

Disclosure of range of exercise prices of outstanding share options [text block]
The following table summarizes information about the stock options outstanding as at December 31, 2017:

	Options outstanding			Options exercisable
	Weighted avg. remaining contractual life	Number of options outstanding	Weighted avg. exercise price	Weighted avg. remaining contractual life	Number of options outstanding	Weighted avg. exercise price
Exercise price C$	(years)	(000s)	C$	(years)	(000s)	C$
3.00 - 3.99	3.5	4,925.4	3.55	2.7	2,023.0	3.35
4.00 - 4.99	2.8	3,985.3	4.52	2.3	2,695.2	4.64
5.00 - 5.99	2.5	622.0	5.64	1.9	392.5	5.60
6.00 - 6.99	1.1	1,269.0	6.34	1.1	1,269.0	6.34
7.00 - 7.99	0.1	1,443.8	7.65	0.1	1,443.8	7.65
10.00 - 10.99	0.1	842.0	10.02	0.1	842.0	10.02
Total options	2.4	13,087.5	5.08	1.6	8,665.5	5.65

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
As the Company is currently required to settle this award in cash, it will record an accrued liability and a corresponding compensation expense. DSUs are financial instruments that will be fair valued at each reporting date based on the Company’s share price. The table below presents changes to the LTIP and DSU plan:

(in thousands of units)	PSU ( # of units)	RSU ( # of units)	DSU ( # of units)
Changes to the LTIP and DSU plan
Balance at December 31, 2015	3,775	3,451	375
Granted	849	1,577	98
Settled/Exercised	(542)	(1,315)	(50)
Forfeited	(394)	(369)	-
Balance at December 31, 2016	3,688	3,344	423
Granted	625	1,134	283
Settled/Exercised	(635)	(1,281)	-
Forfeited	(914)	(669)	-
Balance at December 31, 2017	2,764	2,528	706

Disclosure of earnings per share [text block]
The following table sets out the calculation of diluted earnings per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2017	2016
Calculation of diluted EARNINGS per share
Loss from continuing operations	(101.7)	(8.6)
Net loss	(108.0)	(7.0)
Basic weighted average number of shares outstanding (in millions)	564.7	511.8
Dilution of securities:
Stock options	-	-
Diluted weighted average number of shares outstanding (in millions)	564.7	511.8
Loss from continuing operations per share:
Basic	(0.18)	(0.02)
Diluted	(0.18)	(0.02)
Net loss per share:
Basic	(0.19)	(0.01)
Diluted	(0.19)	(0.01)

Detailed information of antidilutive securities excluded from computation of earnings per share [text block]
The following table lists the equity securities excluded from the calculation of diluted loss per share. Such equity securities were excluded as their respective exercise prices exceeded the average market price of the Company’s common shares of C$4.22 for the year ended December 31, 2017 (2016 – C$5.26).

Year ended December 31
(in millions of units)	2017	2016
Equity securities excluded from the calculation of diluted earnings per share
Stock options	13.1	6.2
Warrants(1)	-	27.9
1.	On June 28, 2017, New Gold’s share purchase warrants expired, unexercised.